OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Non-current maturities (Details) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	$ 704,048,747	$ 651,459,940
SVS Registration N254 06.13.2001 Series B
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	52,132,023
SVS Registration N641 08.23.2010 Series C
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	41,348,685
SVS Registration N759 08.20.2013 Series C
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	6,891,448
SVS Registration N760 08.20.2013 Series D
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	110,263,160
SVS Registration N760 04.02.2014 Series E
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	82,697,378
CMF Registration N912 10.10.2018 Series F
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	157,125,003
Bonds USA
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	253,591,050	$ 353,481,250
Maturity within one year
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	10,150,441
Maturity within one year | SVS Registration N254 06.13.2001 Series B
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	6,704,717
Maturity within one year | SVS Registration N759 08.20.2013 Series C
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	3,445,724
More than 1 year up to 2 years
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	12,459,823
More than 1 year up to 2 years | SVS Registration N254 06.13.2001 Series B
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	7,134,663
More than 1 year up to 2 years | SVS Registration N641 08.23.2010 Series C
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	1,879,436
More than 1 year up to 2 years | SVS Registration N759 08.20.2013 Series C
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	3,445,724
More than 2 years up to 3 years
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	11,357,285
More than 2 years up to 3 years | SVS Registration N254 06.13.2001 Series B
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	7,598,414
More than 2 years up to 3 years | SVS Registration N641 08.23.2010 Series C
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	3,758,871
More than 3 years
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	670,081,198
More than 3 years | SVS Registration N254 06.13.2001 Series B
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	30,694,229
More than 3 years | SVS Registration N641 08.23.2010 Series C
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	35,710,378
More than 3 years | SVS Registration N760 08.20.2013 Series D
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	110,263,160
More than 3 years | SVS Registration N760 04.02.2014 Series E
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	82,697,378
More than 3 years | CMF Registration N912 10.10.2018 Series F
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	157,125,003
More than 3 years | Bonds USA
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	$ 253,591,050